CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 19,864	$ 24,703	$ 0
Accounts receivable	0	12	3,663
Prepaid and other current assets	341	525	164
Total current assets	20,205	25,240	3,827
Other Assets:
Investments, at cost	250	250	250
TOTAL ASSETS	20,455	25,490	4,077
Current Liabilities:
Accounts payable	829	634	465
Accrued expenses	1,341	703	1,684
TOTAL LIABILITIES	2,170	1,337	2,149
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock	0	0	0
Common stock	21	21	8
Treasury stock	(840)	(840)	0
Additional paid-in capital	41,735	37,398	(23)
Accumulated deficit	(22,646)	(12,441)	1,928
TOTAL STOCKHOLDERS' EQUITY	18,285	24,153	1,928
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	20,455	25,490	4,077
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock	$ 15	$ 15	$ 15